SHARE CAPITAL (Narrative) (Details)						1 Months Ended		2 Months Ended	12 Months Ended
	May 13, 2024 CAD ($) $ / shares shares	May 13, 2024 USD ($) shares	May 06, 2024 $ / shares	May 06, 2024 USD ($) shares	Jun. 13, 2018 USD ($) shares	Feb. 28, 2025 CAD ($) shares	Feb. 28, 2025 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Jan. 31, 2024 USD ($)
Class of Stock [Line Items]
Shares repurchased and cancelled (Shares) | shares						2,051,000	2,051,000
Shares repurchased and cancelled						$ 363,181	$ 256,375
Number of shares delivered to the vendors of EFF | shares					1,977,500
Value of shares delivered to the vendors of EFF					$ 1,905,635
Remaining number of shares to be delivered | shares								1,184,407	1,184,407	1,184,407
Number of warrants issuance from private placement | shares				4,000,000						4,000,000
Weighted average exercise price of warrants issued | $ / shares			$ 0.55						$ 0.55
Warrants issued in private placement				$ 966,028
Warrants outstanding and exercisable intrinsic value								$ 0	$ 0	$ 0	$ 0
Maximum term of options								10 years
Options granted | shares	5,425,000	5,425,000								5,425,000
Exercise price of stock options granted | $ / shares	$ 0.53								$ 0.53
Fair value of options	$ 1,544,676	$ 1,129,810
Stock options outstanding and exercisable intrinsic value								$ 0	$ 0	$ 0	0
Share-based compensation								$ 0		849,559	$ 22,128
Common Stock [Member]
Class of Stock [Line Items]
Warrants issued in private placement										$ 966,028